Offerings - Offering: 1	Aug. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	1.62
Maximum Aggregate Offering Price	$ 4,860,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 671.17
Offering Note	(a) Acrivon Therapeutics, Inc., a Delaware corporation (the "Registrant"), is filing this Registration Statement to register 3,000,000 shares of common stock, par value $0.001 per share (the "Common Stock"), for issuance under the Acrivon Therapeutics, Inc. Amended and Restated 2022 Equity Incentive Plan (the "A&R 2022 Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional and indeterminate number of shares of Common Stock, which may become issuable pursuant to the provisions of the A&R 2022 Plan relating to adjustments for changes resulting from a stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. (b) The offering price per unit and in the aggregate are estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee, based on the average of the high and low sales prices of the Common Stock reported on the Nasdaq Stock Market on August 5, 2026.